Stated share capital - Authorised and issued (Details) R / shares in Units, R in Millions				12 Months Ended
	Oct. 19, 2020 ZAR (R) shares	Oct. 19, 2020 USD ($) shares	Sep. 11, 2020 USD ($) shares	Dec. 31, 2022 ZAR (R) shares	Dec. 31, 2021 ZAR (R) R / shares shares	Dec. 31, 2020 ZAR (R) component R / shares shares
Disclosure of classes of share capital [abstract]
Authorised number of shares (in shares)				10,000,000,000	10,000,000,000	10,000,000,000
Reconciliation of issued number of shares
Number of shares in issue at beginning of the year (in shares)				2,808,406,000	2,923,571,000
Scheme implemented (in shares)				0	0	2,670,030,000
Shares issued under Sibanye-Stillwater/SGL Share Plan (in shares)				21,964,000	32,535,000	6,932,000
Shares issued upon conversion of debt (in shares)	247,912,467	247,912,467	127,967	0	0	248,040,000
Shares delisted (share buy-back) (in shares)				0	(147,700,000)	(1,431,197)
Number of shares in issue at end of the year (in shares)				2,830,370,000	2,808,406,000	2,923,571,000
Loan | $		$ 383,000,000	$ 200,000
Shares issued upon conversion of US$ Convertible Bond | R	R 12,573					R 12,573
Bond purchase price | $		$ 800,000
Number of components | component						2
Loss on settlement of US$ Convertible Bond | R				R 0	R 0	R 1,507
Repurchase value | R					R 8,503	R 84
Repurchase price, per share (in ZAR per share) | R / shares					R 57.57	R 58.80